related party transactions	6 Months Ended
Jun. 30, 2019
related party transactions
related party transactions

30   related party transactions

(a)  Transactions with key management personnel

Our key management personnel have authority and responsibility for overseeing, planning, directing and controlling our activities and consist of our Board of Directors and our Executive Leadership Team.

Total compensation expense for key management personnel, and the composition thereof, is as follows:

	Three months		Six months
Periods ended June 30 (millions)	2019	2018	2019	2018
Short-term benefits	$2	$3	$5	$6
Post-employment pension [1] and other benefits	1	3	2	4
Share-based compensation [2]	5	21	20	24
	$8	$27	$27	$34
(1)

Our Executive Leadership Team members are members of our Pension Plan for Management and Professional Employees of TELUS Corporation and certain other non-registered, non-contributory supplementary defined benefit pension plans.

(2)

For the three-month and six-month periods ended June 30, 2019, share-based compensation expense is net of $NIL (2018 – $1) and $2 (2018 – $NIL) , respectively, of the effects of derivatives used to manage share-based compensation costs (Note 14(b)).

As disclosed in Note 14, we made initial awards of share-based compensation in 2018, including, as set out in the following table, to our key management personnel; awards in 2019 are expected to be made during the three-month period ending September 30, 2019. As most of these awards are cliff-vesting or graded-vesting and have multi-year requisite service periods, the related expense will be recognized rateably over a period of years and thus only a portion of the 2018 initial awards are included in the amounts in the table above.

	2019			2018
	Number of			Number of
Six-month periods ended June 30	restricted	Notional	Grant-date	restricted	Notional	Grant-date
($ in millions)	share units	value [1]	fair value [1]	share units	value [1]	fair value [1]
Awarded in period	—	$—	$—	608,849	$28	$36
(1)

Notional value is determined by multiplying the Common Share price at the time of award by the number of units awarded. The grant-date fair value differs from the notional value because the fair values of some awards have been determined using a Monte Carlo simulation (see Note 14(b)).

The liability amounts accrued for share-based compensation awards to key management personnel are as follows:

	June 30,	December 31,
As at (millions)	2019	2018
Restricted share units	$56	$41
Deferred share units [1]	22	21
	$78	$62
(1)

Our Directors’ Deferred Share Unit Plan provides that, in addition to his or her annual equity grant of deferred share units, a director may elect to receive his or her annual retainer and meeting fees in deferred share units, Common Shares or cash. Deferred share units entitle directors to a specified number of, or a cash payment based on the value of, our Common Shares. Deferred share units are paid out when a director ceases to be a director, for any reason, at a time elected by the director in accordance with the Directors’ Deferred Share Unit Plan; during the three-month and six-month periods ended June 30, 2019, $3 (2018 – $6) and $3 (2018 – $6), respectively, was paid out.

Employment agreements with members of the Executive Leadership Team typically provide for severance payments if an executive’s employment is terminated without cause: generally 18–24 months of base salary, benefits and accrual of pension service in lieu of notice, and 50% of base salary in lieu of an annual cash bonus. In the event of a change in control, Executive Leadership Team members are not entitled to treatment any different than that given to our other employees with respect to non-vested share-based compensation.

(b)  Transactions with defined benefit pension plans

During the three-month and six-month periods ended June 30, 2019, we provided management and administrative services to our defined benefit pension plans; the charges for these services were on a cost recovery basis and amounted to $2 million (2018 – $2 million) and $3 million (2018 – $3 million), respectively.

(c)  Transactions with real estate joint ventures

During the three-month periods ended June 30, 2019 and 2018, we had transactions with the real estate joint ventures, which are related parties, as set out in Note 21. As at June 30, 2019, we had recorded lease liabilities of $78 million in respect of our TELUS Sky lease; one-third of this amount is due to our economic interest in the real estate joint venture.